Interim Consolidated Statements of Operations, Comprehensive Loss and Deficit - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
EXPENSES
Accounting, audit, and legal	$ 12,469	$ 24,842	$ 84,393	$ 123,206
Consulting expense	43,026	91,470	165,812	296,512
Finders fees	0	0	0	54,746
Filing and transfer agent fees	3,673	4,898	16,245	19,558
Management fees	44,656	62,968	150,222	164,478
Stock-based compensation	0	0	0	60,000
Travel and administration expenses	699	1,600	1,620	25,872
Marketing	0	32,228	4,039	63,161
Bank charges and interest	19	190	478	429
Investor relations expense	0	0	0	20,096
Project development costs	(22,567)	0	13,788	0
Total expenses	81,975	218,196	436,597	828,058
Profit (loss) before other items	(81,975)	(218,196)	(436,597)	(828,058)
Foreign exchange (loss) gain	(10,778)	(14,043)	(20,500)	5,638
Accretion expense	(5,957)	0	(101,900)	0
Interest expense	3,199	(18,115)	(10,699)	(52,531)
Change in fair value on derivative instruments	328,183	0	(356,128)	0
Gain on reorganization and disposal of subsidiary	13,148	0	13,148	0
Net profit (loss) for the period	245,820	(250,354)	(912,646)	(874,951)
Other comprehensive income	0	0	0	0
Net comprehensive loss for the period	245,820	(250,354)	(912,646)	(874,951)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	245,820	(195,418)	(912,646)	(832,209)
Non-controlling interest	$ 0	$ (54,936)	$ 0	$ (42,742)
Weighted average number of shares outstanding	1,012,902,113	273,574,609	1,012,902,113	273,574,609
Basic and diluted (loss) profit per share	$ 0.0002	$ (0.001)	$ (0.001)	$ (0.01)